Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2013
Guarantees
Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M13 (CHF million)
Credit guarantees and similar instruments	10,404	2,370	12,774	12,546		9	1,931
Performance guarantees and similar instruments	4,683	4,233	8,916	8,013		80	2,978
Securities lending indemnifications	12,578	0	12,578	12,578		0	12,578
Derivatives [2]	17,793	17,842	35,635	35,635		1,132	–	[3]
Other guarantees	3,738	1,211	4,949	4,934		3	2,609
Total guarantees	49,196	25,656	74,852	73,706		1,224	20,096
2012 (CHF million)
Credit guarantees and similar instruments [4]	10,101	2,481	12,582	12,195		53	1,918
Performance guarantees and similar instruments	5,047	4,300	9,347	8,608		135	3,307
Securities lending indemnifications	12,211	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	14,218	35,415	35,415		985	–	[3]
Other guarantees	4,172	1,109	5,281	5,260		3	2,789
Total guarantees	52,728	22,108	74,836	73,689		1,176	20,225
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
4 Prior period has been corrected.

Residential mortgage loans sold
Residential mortgage loans sold

Residential mortgage loans sold from January 1, 2004 to June 30, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.1
Non-agency securitizations	132.5	[2]
Total	163.8
1 Primarily banks.
2
The outstanding balance of residential mortgage loans as of June 30, 2013 was USD 27.4 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2013 is attributable to borrower payments of USD 87.3 billion and losses of USD 17.8 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims

	6M13					6M12
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395	1,926		68	432	243	743
New claims	36	115	489	640		36	22	777	835
Claims settled through repurchases	(4)	0	(2)	(6)	[1]	(3)	0	(5)	(8)	[1]
Other settlements	(8)	(155)	(7)	(170)	[2]	(4)	(1)	(8)	(13)	[2]
Total claims settled	(12)	(155)	(9)	(176)		(7)	(1)	(13)	(21)
Claims rescinded	(10)	(4)	0	(14)		(26)	(5)	0	(31)
Transfers to arbitration and litigation, net [3]	0	0	(681)	(681)		0	0	(156)	(156)
Balance at end of period	81	420	1,194	1,695		71	448	851	1,370
1 Settled at a repurchased price of USD 6 million and USD 9 million in 6M13 and 6M12, respectively.
2 Settled at USD 25 million and USD 10 million in 6M13 and 6M12, respectively.
3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims

	6M13	6M12
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	55	59
Increase/(decrease) in provisions, net	74	16
Realized losses [2]	(31)	(19)	[3]
Balance at end of period [4]	98	56
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and non-agency securitizations.
4 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments

	6M13							2012
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,653	29	5,682		5,567		3,160	6,210	41	6,251		6,054		3,219
Loan commitments	167,367	74,586	241,953	[2]	236,515		162,088	166,259	67,646	233,905	[2]	228,433		151,616
Forward reverse repurchase agreements	43,192	0	43,192		43,192		43,192	45,556	0	45,556		45,556		45,556
Other commitments	3,762	1,531	5,293		5,293		167	906	1,609	2,515		2,515		131
Total other commitments	219,974	76,146	296,120		290,567		208,607	218,931	69,296	288,227		282,558		200,522
1 Total net amount is computed as the gross amount less any participations.
2
Includes CHF 137,542 million and CHF 136,669 million of unused credit limits as of the end of 6M13 and 2012, respectively, which were revocable at the Bank's sole discretion upon notice to the client.